Note 2 - Significant Accounting Policies and Methods of Application (Details) - Cost of Goods Sold Adjustments (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retail Operations [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Details) - Cost of Goods Sold Adjustments [Line Items]
LOCOM Adjustments	$ 1	$ 3	$ 5
Wholesale Services [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Details) - Cost of Goods Sold Adjustments [Line Items]
LOCOM Adjustments	8	19	31
Midstream Operations [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Details) - Cost of Goods Sold Adjustments [Line Items]
LOCOM Adjustments		$ 1